Intangible Assets, Net (Details) - Schedule of intangible assets, net	12 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Intangible Assets Net Abstract
Balance as of July 1, 2021	$ 1,050,499
Addition	160,032
Amortization	(202,412)
Foreign currency translation adjustment	(38,075)
Balance as of June 30, 2022	$ 970,044